Cover	Jun. 28, 2022
Cover [Abstract]
Entity Registrant Name	AMERICAN ACQUISITION OPPORTUNITY INC.
Entity Central Index Key	0001843656
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 28, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-1599759
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-40233
Entity Address Address Line 1	12115 Visionary Way
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Local Phone Number	855-9926
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	AMAO
Security Exchange Name	NASDAQ